Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	6. Share-based payments

Significant accounting judgements and estimates
For cash-settled share-based payment instruments issued to B-BBEE shareholders, the measurement of the share-based payment obligations depend on various key inputs. These include estimates of future cash flows, which depend on inputs such as production profiles, future metal prices, exchange rates, loan repayments as well as estimates of appropriate discount rates. The valuations relating to the Group's cash-settled compensation plans make use of inputs such as the Sibanye-Stillwater share price and volatility estimates, risk free interest rates and dividend yields. Changes in key inputs may result in changes in the recognised share-based payment obligations and are therefore regarded as significant judgements and estimates.
Accounting policy
Cash-settled share-based payments
The Group operates cash-settled compensation plans in which certain employees of the Group participate. These awards entitle the participants to cash payments based on a relevant share price. The fair value of the cash-settled instruments is measured by reference to the fair value of the underlying shares using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted.
The fair value of the cash-settled instruments is recognised as share-based payment expenses over the vesting period based on the
Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment obligation. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment to the share-based payment expense. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date to ensure they reflect current expectations.
The Group also issued cash-settled instruments to B-BBEE shareholders in terms of the Rustenburg operation B-BBEE transaction (see note
6.3) and the Marikana B-BBEE transaction (see note 6.4). The fair value of these instruments are determined using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability. There are no vesting conditions and fair value changes are recognised as part of gains or losses on financial instruments in profit or loss.
Equity-settled share-based payments
In prior periods, the Group operated equity-settled compensation plans in which certain employees of the Group participated. These plans have subsequently been amended to cash-settled schemes, except for the DRDGOLD equity-settled scheme, as outlined in note
6.2. The fair value of DRDGOLD’s equity-settled instruments is measured by reference to the fair value of the relevant equity instruments granted, taking into account the terms and conditions upon which those equity-settled instruments were granted. The fair value of
DRDGOLD’s equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at the grant date. Service and non-market performance conditions are not taken into account when estimating the fair value of the equity-
settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.
The grant date fair value of the equity-settled instruments is recognised as share-based payment expenses over the vesting period based on the DRDGOLD’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment reserve. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date until vesting to ensure they reflect current expectations.
Modifications to share-based payment schemes
Where the terms of an equity-settled or a cash-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-
based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.

6.1  Cash-settled share-based payments — Sibanye-Stillwater
2020 Share Plan
From the March 2020 remuneration cycle, long-term incentive awards are made on a cash-settled basis rather than equity-settled
(excluding DRDGOLD). This includes awards of both Forfeitable Share Units (FSUs) and Conditional Share Units (CSUs). The last awards issued under the 2020 Share Plan, vested in 2024.
FSUs
The Remuneration Committee approved an annual award of FSUs to eligible participants as a share-based component of the short-term incentive scheme. Annual FSU awards are granted to each eligible participant in March, valued at two-thirds of the cash Short-Term
Incentive (STI) paid in respect of the preceding incentive cycle for Vice President (VP) levels and above. The number of FSUs awarded is determined by dividing the monetary value by the three-day volume-weighted average price (VWAP) of a Sibanye-Stillwater share listed on the Johannesburg Stock Exchange (for South African participants), or the three-day VWAP of the Group’s American Depositary Shares
(ADS) listed on the New York Stock Exchange (for United States participants) calculated immediately preceding the award date. For participants employed in other jurisdictions, the award value is converted into South African rand using a representative exchange rate for the three trading days preceding the award date before applying the relevant VWAP. FSUs vest in two equal tranches, nine months and 18 months after the award date and have the right to receive dividend equivalents.
CSUs
The Remuneration Committee also approved an annual award of CSUs to eligible participants as part of its long-term incentive (LTI)
scheme. The value of each CSU award is determined with reference to the participant’s deemed guaranteed remuneration, applicable LTI participation percentage (linked to job grade) and an individual performance modifier based on the preceding year’s assessed performance rating. The number of CSUs awarded is calculated by dividing this award value by the three-day VWAP immediately preceding the award date of Sibanye-Stillwater’s ordinary share listed on the JSE (for South African participants), or the  ADS listed on the
New York Stock Exchange (for United States participants). For participants employed in other jurisdictions, the award value is converted into
South African rand using a representative exchange rate for the three trading days preceding the award date before applying the relevant VWAP. The vesting of CSU awards under the 2020 Share Plan were subject to performance conditions as approved by the
Remuneration Committee. In particular, the number of cash-settled shares that vested depended on the extent to which Sibanye-Stillwater performed over the intervening three-year period relative to two performance criteria, being a market vesting condition referred to as the
Total Shareholder Return (TSR), and a non-market vesting condition, the Return on Capital Employed (ROCE). In addition, at the sole discretion of the Remuneration Committee, up to 20% of the determined number of vested shares using the two performance criteria was liable to forfeiture in the event of any extreme environmental, social, and governance (ESG) incidents occurring during the vesting period.
The TSR and ROCE performance conditions for CSUs under the 2020 Share Plan are summarised below.
Total Shareholder Return (TSR) — 70% Weighting
The TSR performance condition was measured against a benchmark of eight peer group mining and resource companies that were deemed to collectively represent an alternative investment portfolio for Sibanye-Stillwater’s shareholders (Peer Group). The Peer Group comprised similar market capitalisation companies that were reflective of the expected positioning of Sibanye-Stillwater over the medium term as a value driven multi-commodity resources company with a specific focus on gold and platinum.
The Peer Group for the 2020 Share Plan was as follows:

Peer group companies for TSR comparison
AngloGold Ashanti Limited
Anglo American Platinum Limited (now known as Valterra Platinum Limited)
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Exxaro Resources Limited
Harmony Gold Mining Company Limited
African Rainbow Minerals Limited
Sibanye-Stillwater’s TSR over the vesting period was compared with the Peer Group TSR curve constructed on a market capitalisation weighted basis. The annualised TSR over the vesting period (TSRANN) was determined for each of the companies in the Peer Group. The Peer
Group companies were sorted from lowest to highest TSRANN. The average market capitalisation based on daily closing price was determined for each company, and each peer company was assigned its proportion of the overall average market capitalisation of the
Peer Group. The peer company TSR curve was plotted at the midpoint of each company’s percentage of Peer Group market capitalisation on a cumulative basis above the worst performing companies in the Peer Group. In the event that one or more of the Peer
Group companies became ineligible for comparison, the curve would be based on the companies remaining in the Peer Group.
The cumulative position of Sibanye-Stillwater’s TSRANN was then mapped onto the TSR curve for the Peer Group to determine the percentile at which Sibanye-Stillwater performed over the vesting period. The performance curve that governed vesting is set out in the table below with linear interpolation applied between the indicated levels.

TSR element of performance conditions Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%
Return On Capital Employed (ROCE) — 30% Weighting
ROCE is a profitability metric that measures how efficiently a company generated profits from its capital employed. For Sibanye-Stillwater,
ROCE was evaluated against the company’s cost of equity (Ke). A minimum threshold on the performance scale for ROCE was set as equalling Ke, which would lead to the ROCE element contributing 0% towards the performance condition. Delivering a return that exceeds
Ke by 6% or more would be regarded as a superior return representing the maximum 100% on the performance scale and full vesting in respect of the ROCE element. The performance curve that governed vesting is set out in the table below, with linear interpolation between the indicated levels.

ROCE element of performance condition Annual ROCE	% vesting
≤Ke	0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%
The overall vesting was determined by applying the TSR performance condition to 70% of awarded shares element and the ROCE performance condition to 30% of awarded shares – plus any further discretionary reduction in the award based on the Remuneration
Committee’s judgement regarding ESG matters mentioned above.
2021 to 2025 Share Plans
Revisions were introduced to cash-settled awards from the March 2021 remuneration cycle for new awards granted (2021 Share Plan). The
2021 Share Plan was similar to the 2020 Share Plan as it remained cash-settled, consisted of FSU and CSU awards and had the same service conditions as the 2020 Share Plan. The last awards issued under the 2021 Share Plan, vested during 2025.
The key revisions in the 2021 Share Plan included:
•an updated peer company group
•changes in the assessment of the TSR performance condition, now referred to as a relative TSR (rTSR)
•introduction of an ESG performance condition and a change from return on capital employed (ROCE) to a return on invested capital
(ROIC) performance condition
•the weighting of the performance conditions for the rTSR, ESG and ROIC measures are 50%, 20% and 30%, respectively
•the performance conditions also have super-stretch targets that could result in vesting of up to 250% of the relevant weighting depending on the target achieved
The key terms of each performance condition relating to the 2021 Share Plan are as follows:
•rTSR: The performance condition is similar to the 2020 Share Plan, except that it is measured on a weighted average basis following an index-like approach. Both platinum and gold companies are included in the peer group and performance is measured over the three-
year measurement period. In selecting the appropriate peer companies, factors such as market capitalisation, geographical exposure, listing on multiple exchanges as well as gold and platinum commodity exposure are considered
•ROIC: Like ROCE, ROIC is a capital efficiency measure which calculates how efficiently the Group allocates its controllable capital to profitable investments. It provides an indication of the Group’s quality of earnings with reference to the risk categorisation of its underlying asset portfolio. ROIC is calculated on an annualised basis over the three-year vesting period as net operating profit after tax divided by invested capital, which is defined as total assets less current liabilities less cash
•ESG: Performance is assessed over the three-year performance period using an ESG scorecard, applicable to each year of the performance period. The outcome of the performance condition on vesting is determined as the average performance over the three years
Further revisions were introduced to new cash-settled awards granted from the March 2022 remuneration cycle (2022 Share Plan). The 2022
Share Plan is similar to the 2021 Share Plan. Key revisions included the replacement of the ESG override with additional malus and clawback triggers and the deferral of the settlement of FSU dividend equivalents until vesting. In addition, for CSU awards, trailing years were phased into the performance period with awards in 2022 having one trailing year for measurement purposes, which increased to two trailing years from the 2023 award cycle. For example, performance conditions relating to the 2022 award cycle included 2021, 2022, 2023 and 2024 as the performance period to measure the value of the awards upon vesting.
The 2023 to 2025 Share Plans are similar to the 2022 Share Plan, with key revisions such as FSU dividend equivalents no longer being deferred, the share price used for making the awards changing from three-day VWAP to thirty-day VWAP as listed on the JSE and the NYSE respectively, immediately preceding the award date and the introduction of a volatility adjustment to the VWAP used for making awards and determining the settlement value of awards. The volatility adjustment incorporates a cap and floor price, which is to be applied to the relevant VWAP and is calculated as 1.5 standard deviations in the average closing share prices over a trailing two hundred-day period.
From 2024, E-band employees, other than VPs and above, also receive FSU awards based on one third of their STIs paid in respect of the preceding incentive cycle. The vesting conditions applied to these awards are the same as other FSUs, however the awards are not eligible for dividend equivalent payments.
Minimum Shareholding Requirement Plan
The Minimum Shareholding Requirement Plan (MSR Plan) is aimed at encouraging executive leadership and senior management (Senior
Vice President level and above) to have personal exposure to the Group’s share price through the holding of shares and/or ADSs in the
Group, thus reinforcing the alignment to shareholder interests. The MSR Plan will reward commitment of personal shares through the award of Matching Share Units (MSUs).
To qualify for the award of MSUs, participants must achieve the target minimum shareholding of between 100% and 200% of their deemed guaranteed remuneration expressed in shares and/or ADSs. The target minimum shareholding must be satisfied through committed shares.
Each committed share qualifies for one MSU once the target minimum shareholding is reached (1:1 ratio). Other than the requirement to hold committed shares for the vesting period, the MSR Plan has the same terms as the 2022 to 2025 Share Plans. With effect from 1 April
2024, the MSR Plan ceased admitting new participants. Existing participants retain the five-year period to build up to the target minimum shareholding, after which they may qualify for an award of MSUs based on their committed shareholding.
Total Shareholder Return (rTSR) — 50% Weighting
The peer companies under the 2021 to 2025 Share Plans and MSR Plan relating to the rTSR performance condition are as follows:

Peer group companies for rTSR comparison
AngloGold Ashanti Limited
Valterra Platinum Limited (previously Anglo American Platinum Limited)
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Fresnilo Plc
Harmony Gold Mining Company Limited
Kinross Gold Corporation
Awards granted, exercised and forfeited under the 2020 Share Plan

Conditional Share Units				Forfeitable Share Units
2023	2024	2025	Number of units	2025	2024	2023
12,578,174	83,646	—	Outstanding at beginning of the year	—	—	17,955
			Movement during the year:
(4,765,694)	(80,651)	—	Vested	—	—	(17,955)
(7,728,834)	(2,995)	—	Forfeited	—	—	—
83,646	—	—	Outstanding at end of the year	—	—	—
Awards granted, exercised and forfeited under the 2021 Share Plan

Conditional Share Units				Forfeitable Share Units
2023	2024	2025	Number of units	2025	2024	2023
3,281,578	2,940,337	68,573	Outstanding at beginning of the year	—	—	—
			Movement during the year:
618	—	55,578	Granted during the year	—	—	—
(45,104)	(2,722,274)	(110,712)	Vested	—	—	—
(296,755)	(149,490)	(13,439)	Forfeited	—	—	—
2,940,337	68,573	—	Outstanding at end of the year	—	—	—
Awards granted, exercised and forfeited under the 2022 Share Plan and the MSR plan

Conditional and matching Share Units[1]				Forfeitable Share Units
2023	2024	2025	Number of units	2025	2024	2023
7,196,744	6,897,210	6,750,455	Outstanding at beginning of the year	—	—	670,522
			Movement during the year:
301,388	—	21,614	Granted during the year	—	—	9,783
(21,485)	(84,635)	(5,425,636)	Vested	—	—	(626,241)
(579,437)	(62,120)	(516,214)	Forfeited	—	—	(54,064)
6,897,210	6,750,455	830,219	Outstanding at end of the year	—	—	—
1Includes matching share units under the MSR plan with effect from the March 2022 remuneration cycle
Awards granted, exercised and forfeited under the 2023 Share Plan and the MSR plan

Conditional and matching Share Units[1]				Forfeitable Share Units
2023	2024	2025	Number of units	2025	2024	2023
—	8,934,250	8,846,013	Outstanding at beginning of the year	—	1,232,760	—
			Movement during the year:
9,598,092	257,534	362	Granted during the year	—	—	2,722,393
(8,024)	(63,791)	(90,684)	Vested	—	(1,196,886)	(1,269,811)
(655,818)	(281,980)	(928,047)	Forfeited	—	(35,874)	(219,822)
8,934,250	8,846,013	7,827,644	Outstanding at end of the year	—	—	1,232,760
1Includes matching share units under the MSR plan with effect from the March 2023 remuneration cycle
Awards granted, exercised and forfeited under the 2024 Share Plan and the MSR plan

Conditional and Matching Share Units[1]				Forfeitable Share Units
2023	2024	2025	Number of units	2025	2024	2023
—	—	13,606,802	Outstanding at beginning of the year	4,685,668	—	—
			Movement during the year:
—	13,817,578	423,321	Granted during the year	—	9,736,035	—
—	—	(32,375)	Vested	(4,305,957)	(4,770,248)	—
—	(210,776)	(1,804,653)	Forfeited	(379,711)	(280,119)	—
—	13,606,802	12,193,095	Outstanding at end of the year	—	4,685,668	—
1Includes matching share units under the MSR plan with effect from the March 2024 remuneration cycle
Awards granted, exercised and forfeited under the 2025 Share Plan and the MSR plan

Conditional and Matching Share Units[1]				Forfeitable Share Units
2023	2024	2025	Number of units	2025	2024	2023
—	—	—	Outstanding at beginning of the year	—	—	—
			Movement during the year:
—	—	17,278,978	Granted during the year	14,756,085	—	—
—	—	—	Vested	(7,006,155)	—	—
—	—	(969,899)	Forfeited	(833,647)	—	—
—	—	16,309,079	Outstanding at end of the year	6,916,283	—	—
1Includes matching share units under the MSR plan with effect from the March 2025 remuneration cycle
Valuation model and inputs
At each reporting date, vesting date and settlement date, the liability for the cash payment relating to the FSUs, CSUs and MSUs awarded is measured/remeasured at fair value. A Monte Carlo Simulation model is used to value cash-settled share-based payment awards. The inputs to the valuation model for share awards granted were as follows:

Conditional and Matching Share Units				Forfeitable Share Units
2023	2024	2025	MONTE CARLO SIMULATION	2025	2024	2023
49.47 - 60.64	52.57 - 59.87	58.12 - 62.26	Weighted average historical volatility[1] %	n/a	n/a	n/a
2 - 35	2 - 35	2 - 35	Expected term (months)	8	8	8
0 - 4.44	0 - 3.24	0 - 4.16	Expected dividend yield (US/SA) %	1.66/0.99	5.95/0.29	2.98/2.81
7.67 - 8.30	7.30 - 7.68	6.30 - 6.67	Risk-free interest rate (US/SA) %	3.45/6.54	4.15/7.44	2.22/8.17
R24.90	R14.98	R60.50	Weighted average share price (ADSs/JSE)	US$14.25/R60.50	US$3.30/R14.98	US$5.43/R24.9
15.45	8.60	49.27	Weighted average fair value (SA rand)	67.98	16.00	29.51
1Based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option
Directors' and prescribed officers’ cash-settled instruments
The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments as at 31 December 2025:

	2024	Instruments granted	Cash-settled instruments vested during the year			Instruments forfeited	2025
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)¹	Number of instruments	Number of instruments
Executive directors
Richard Stewart	1,188,497	719,936	366,149	30.74	11,254,733	—	1,542,284
Neal Froneman[2]	3,292,036	1,866,819	1,859,822	21.81	40,561,218	—	3,299,033
Charl Keyter	1,328,571	814,023	613,731	25.17	15,444,673	—	1,528,863
Prescribed officers
Charles Carter	1,854,900	1,261,772	459,884	40.34	18,553,217	—	2,656,788
Mika Seitovirta	982,584	779,712	263,581	44.57	11,746,482	—	1,498,715
Themba Nkosi	796,552	539,652	374,938	30.56	11,458,183	—	961,266
Melanie Naidoo-Vermaak	305,552	563,930	98,443	49.61	4,884,171	—	771,039
Richard Cox[3]	402,413	416,395	179,512	33.36	5,987,827	—	639,296
Laurent Charbonnier	1,311,129	—	—	—	—	1,311,129	—
Lerato Legong	534,569	522,653	97,108	14.29	1,387,526	960,114	—
Mdu Bhulose	—	27,215	—	—	—	—	27,215
Robert van Niekerk	1,100,374	724,754	352,134	31.91	11,236,405	—	1,472,994
1Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units
2Numbers include ADSs and JSE listed shares as a result of the dual service contract
3The balance at 31 December 2024 includes instruments prior to appointment as a prescribed officer on 1 July 2025
6.2  Equity-settled share-based payments - DRDGOLD
On 2 December 2019, the shareholders of DRDGOLD approved an equity-settled long-term incentive scheme (DRDGOLD ELTI Scheme).
Under the DRDGOLD ELTI Scheme, qualifying employees are awarded conditional shares on an annual basis, comprising performance shares (80% of the total conditional shares awarded) and retention shares (20% of the total conditional shares awarded). Conditional shares will vest three years after grant date and will be settled in the form of DRDGOLD shares at a zero-exercise price. The last grant in terms of the DRDGOLD ELTI Scheme was made on 22 October 2024 which will vest in October 2027.
The key conditions are as follows:
•Retention shares: 100% of the retention shares will vest if the employee remains in the employ of DRDGOLD at vesting date, is not under notice period and individual performance criteria are met.
•Performance shares: 50% of the performance shares vests based on the total shareholder return measured against a hurdle rate of 15%
referencing DRDGOLD's weighted average cost of capital and 50% vests based on total shareholder return measured against peer group companies.
The DRDGOLD ELTI Scheme is replaced by the Single Incentive Plan ("DRDGOLD SIP"), incorporating the Deferred Share Plan ("DRDGOLD
DSP"), which was approved by the shareholders on 29 November 2023. The first grant under the DRDGOLD DSP was made on 13 August
2025.
The DRDGOLD SIP comprises a cash payment (short-term incentive component) and a deferred share award (long-term incentive component). Deferred Shares granted are registered in the name of the participant, the vesting of which is subject to continued
employment with the company (Employment Condition) until the vesting date. Deferred Shares vest over five years at 20% per annum for F-
band participants and over three years at 33% per annum for E and D band participants. Dividends declared on shares granted per the
DRDGOLD DSP accrue and are paid to the employees.
6.3  Cash-settled share-based payments — Rustenburg B-BBEE transaction
In terms of the Rustenburg operation transaction, a 26% equity stake in SRPM was acquired by B-BBEE SPV (the Rustenburg B-BBEE
Transaction) by a vendor financed facility from Sibanye Platinum Proprietary Limited (Sibanye Platinum), on the following terms:
•Interest at up to 0.2% above Sibanye-Stillwater’s highest cost of debt. Once the capped amount is reached, interest ceases to accrue so that the capped amount is not exceeded. However, once the facility reduces below R3.5bn, interest starts to accrue again
•Post payment of the annual deferred payment to Rustenburg Platinum Mines Limited (RPM) and in respect of any repayment by SRPM of shareholder loans or the distribution of dividends, 74% will be paid to Sibanye Platinum and 26% to B-BBEE SPV
•Of the 26% payment to B-BBEE SPV, 85% will be used to service the facility owing by B-BBEE SPV to Sibanye Platinum
•The remaining 15% of any such payment or 100%, once the facility owing by B-BBEE SPV to Sibanye Platinum is repaid, will be declared by B-BBEE SPV as a dividend to the B-BBEE SPV shareholders
•The facility was capped at R3,500 million (fully settled by the dividend payment made by SRPM in H1 2023)
On 31 January 2025, the Group entered into an amalgamation transaction, whereby the assets of Kroondal Operations Proprietary Limited
(Kroondal) were transferred to SRPM in exchange for SRPM assuming the liabilities of Kroondal. Since 26% of SRPM is held by B-BBEE parties through the B-BBEE SPV, the transfer of Kroondal’s net assets to SRPM resulted in a value increase for the relevant B-BBEE parties. In order to fund the additional value attributable to the B-BBEE parties, Sibanye Platinum, being the holding company of SRPM, subscribed for new class B preference shares in the B-BBEE SPV at a nominal subscription price of R100. Until the payment of a capped preference dividend of
R350 million, the lesser of 85% of any dividends paid by SRPM and R175 million will be paid as preference dividends by the B-BBEE SPV, whereafter the preference shares will be fully redeemed. The capped preference dividend of R350 million increases annually based on an agreed rate.
The IFRS 2 expense is based on 44.8% of the 26% interest relating to Bakgatla-Ba-Kgafela Investment Holdings and Siyanda Resources
Proprietary Limited, as the Rustenburg Mine Community Trust and Rustenburg Mine Employees Trust are controlled and consolidated by
Sibanye-Stillwater. Cash-settled share-based payment obligations to the Rustenburg Mine Community Trust and Rustenburg Mine
Employees Trust amounting to R804 million (2024: R705 million and 2023: R1,365 million) and R986 million (2024: R864 million and 2023:
R1,673 million), respectively, are eliminated upon consolidation. The calculation of the expense and obligation relating to 44.8% of the 26%
interest is based on the expected discounted future cash flows of the expected PGM reserves and costs to extract the PGMs.
6.4  Cash-settled share-based payments — Marikana B-BBEE transaction
Effective 13 April 2021, the Group restructured the previously highly indebted Lonmin Limited (changed to Sibanye UK Limited on 25 March
2021) B-BBEE structure in relation to WPL and EPL (collectively referred to as “Marikana”), so as to ensure the sustainability of the B-BBEE shareholding in Marikana and facilitate the realisation of value to the B-BBEE shareholders (Restructuring Transaction).
The Restructuring Transaction resulted in the cancellation of the previous preference share funding provided to a special purpose vehicle
(Phembani SPV) held by the Phembani Group Proprietary Limited group (Phembani Group). As replacement, the Group subscribed for new preference shares at a nominal amount in Phembani SPV. These preference shares will earn dividends capped to R2.6 billion and will be funded through 90% of the dividends attributable to the Phembani Group as and when paid by Marikana. In addition, while the Sibanye UK
Limited (Sibanye UK) loans to WPL are still outstanding, REO will subscribe for additional preference shares as an additional funding mechanism to ensure Phembani SPV receives a minimum level of cash flows (as determined in terms of a formula).
The new arrangement provides the Marikana shareholders with access to distributable Marikana profits in the short and medium term through the introduction of a 10% trickle dividend while any Marikana shareholder loans or loans from Sibanye UK to WPL are outstanding.
Once the loans from Sibanye UK have been settled and while there are no Marikana shareholder loans outstanding, the Marikana shareholders will have a right to participate fully in their attributable portion of Marikana’s dividends over the remaining life-of-mine.
However, a 90% portion of the Phembani Group’s attributable dividends will continue to be applied against the preference dividends until the preference shares have been redeemed.
The obligations to pay dividends to entities controlled by the Group, being REO and the Marikana Trusts, eliminate on consolidation.
Cash-settled share-based payment obligations amounting to R905 million (2024: R631 million and 2023: R1,481 million) relating to the
Marikana Trusts are eliminated upon consolidation.
Marikana’s obligation to pay dividends to the Phembani Group through an intermediate company holding structure, is recognised as a cash-settled share-based payment liability measured at fair value. Changes in fair value is recognised in profit or loss.
The following assumptions were applied in the 31 December 2025 calculation:

		2025	2024	2023
Long-term PGM (4E) basket price	R/4Eoz	27,404	26,380	28,656
Real discount rate — South Africa	%	12.4	15.7	15.7% - 15.8%
Inflation rate — South Africa	%	3.5	5.0	6.0
Life-of-mine	years	15 - 45	17 - 45	17 - 47
6.5  Cash-settled share-based payment obligations
The following table shows a reconciliation of the total cash-settled share-based payment obligation of the Group for the year ended 31
December 2025:

Figures in million – SA rand	Notes	2025	2024	2023
Reconciliation of the cash-settled share-based payment obligations
Balance at beginning of the year		1,807	3,150	5,275
Share-based payment obligation on acquisition of subsidiary		—	—	31
Derecognition with deemed disposal of interest in joint operation		—	—	(15)
Cash-settled share-based payments expense[1]		2,074	224	77
Cash-settled share-based payments expense capitalised		4	—	—
Fair value loss/(gain) on obligations[2]	7	420	(814)	(1,589)
Cash-settled share-based payments paid[3]		(649)	(751)	(637)
Foreign currency translation		(17)	(2)	8
Balance at end of the year		3,639	1,807	3,150
Reconciliation of the cash-settled share-based payment obligations in the Group
Cash-settled share-based payment — Rustenburg B-BBEE transaction		1,453	1,286	2,466
Cash-settled share-based payment — Marikana B-BBEE transaction		494	241	415
Cash-settled share-based payment — Employee incentive schemes		1,692	280	269
Balance at end of the year		3,639	1,807	3,150
Current portion of cash-settled share-based payment obligations		(935)	(121)	(432)
Non-current portion of cash-settled share-based payment obligations		2,704	1,686	2,718
1Included in the amount is a cash-settled share-based payment expense for the year ended 31 December 2025 relating to the 2021 to 2025 and MSR Share Plans amounting to R2,074 million (2024: R224 million relating to the 2020 to 2024 and MSR Share Plans, 2023: R88 million relating to the 2020 to 2023 and MSR Share Plans)
2The fair value loss relates to the Rustenburg and Marikana B-BBEE transactions amounting to a loss of R167 million (2024: gain of R649 million, 2023: gain of R346 million) and a loss of R253 million (2024: gain of R165 million, 2023: gain of R1,243 million), respectively, and is included in the loss/gain on financial instruments in profit or loss
3Payments made during the year relate to vesting of cash-settled awards to employees and payments made on the Rustenburg and Marikana B-BBEE transactions
6.6  Share-based payment expenses
Share based payment expenses for the year consisted of the following:

Figures in million – SA rand	Notes	2025	2024	2023
Sibanye-Stillwater 2020 to 2025 Share Plans (cash-settled scheme)	6.1	(2,074)	(224)	(88)
DRDGOLD (equity-settled scheme)	6.2	(40)	(27)	(25)
Total share-based payment expense		(2,114)	(251)	(113)
Reconciliation of the cash-settled and equity-settled share-based payment expense:
Cash-settled share-based payment expense[1]		(2,074)	(224)	(88)
Equity-settled share-based payment expense		(40)	(27)	(25)
Total share-based payment expense		(2,114)	(251)	(113)
1Included in the cash-settled share-based payment expense for the year ended 31 December 2025 is the grant date fair value portion of the expense amounting to
R327 million (2024: R558 million, 2023: R372 million) and fair value loss after grant date of R1,746 million (2024: gains of R341 million, 2023: gains of R293 million) relating to the
2020 to 2025 Share Plans and MSR Share Plans